O'SHAUGHNESSY




                                                                        BUILDING
                                                                   NEW STANDARDS
                                                                  FOR INVESTMENT
                                                                         SUCCESS





                             CORNERSTONE GROWTH FUND
                             CORNERSTONE VALUE FUND
                                  ANNUAL REPORT
                               SEPTEMBER 30, 1998

                     O'SHAUGHNESSY CORNERSTONE GROWTH FUND
                      O'SHAUGHNESSY CORNERSTONE VALUE FUND

November 3, 1998


Dear Fellow Shareholders,

Enclosed is the annual report for the O'Shaughnessy Cornerstone Growth and Cornerstone Value Funds. The report contains financial statements for the Funds during the year ended September 30, 1998 as well as the Funds' portfolios on that date.

The best thing that can be said about the past three months is that they are behind us. The third quarter of 1998 can now take its place of dubious honor--along with October of 1987 and the third quarter of 1990--in the rogue's gallery of market environments that make successful long-term investing such a challenge. From high to low, the average U.S. stock lost 49 percent of its value in a few short months. To give the swiftness of this decline perspective, in 1973 and 1974 it took investors TWO YEARS to inflict similar damage!

Between September 30, 1997 and September 30, 1998, major indexes like the Russell 2000--Cornerstone Growth's small-cap benchmark--lost 18.90 percent, whereas large-cap indexes like the S&P 500 gained 9.05 percent. Over the same period, the Cornerstone Growth Fund lost 27.63 percent and the Cornerstone Value Fund 4.32 percent. As I write on November 3rd, both strategies have recovered significantly from the third quarter swoon. The Cornerstone Growth Fund is up
35.77 percent from its October 8th low and the Cornerstone Value Fund is up 4.25 percent for 1998. Yet to focus on EITHER this short-term swoon or subsequent short-term recovery would be foolish. Short-term thinking only leads to horrible despair in downturns and unrealistic optimism in strongly rising markets. To stay the course, we must always focus on why we're investing in the first place--usually for our retirement or our children's education. In most circumstances, these are events that are at least five to ten years away.

Let me pose a question. Do you think the stock market's performance over the next ten years will be average? Above average? Below average? Let's assume that market levels will be average and look at the Strategy Index returns set forth in detail in your prospectus. If you take the Cornerstone Growth Strategy and examine its returns over the previous ten year periods, the average of those ten-year period returns would have resulted in an increase in the value of the Strategy by a factor of 5.51. For the less volatile Cornerstone Value Strategy, the same analysis would have resulted in a factor of 4.05. Obviously, the past doesn't equal the future, no strategy is certain to be profitable or successful, and our Funds face expenses such as trading costs, management fees and taxes that the pure Strategies do not. But looking at nearly 50 years of data covering market ups and downs can give you an indication of the value of staying the course as a long-term investor, and not putting too much stock in short-term peaks and valleys.

This is a vital exercise, because it helps us reframe our expectations and focus on the potential value of our investments over a reasonable time horizon. Focus on semi-annual periods or fiscal quarters, and your chances of staying the course are slim. Quarters like the third quarter of 1998 would have us dashing for the exits. Conversely, times like the third quarter of 1997--when the Cornerstone Growth Fund had a gain of 29.01 percent--would have us reaching for the stars. In both instances, expecting that short-term trend to continue would be wrong. Because when we narrow our focus, we look at the CHANGE in our wealth rather than expected future value of our portfolio.

2
                     O'SHAUGHNESSY CORNERSTONE GROWTH FUND
                      O'SHAUGHNESSY CORNERSTONE VALUE FUND

As strategic investors, we've made a commitment to using strategies that have established themselves over time. The hard part of the deal is that in order to take advantage of market upswings we've got to hang on through market storms. We must stick to our strategies through thick and thin, because as much as we'd like to hope, market timing based on gut instincts isn't the best course. Indeed, I'm proud that we have stuck to our discipline in the face of such volatility. We'll never deviate from our strategies--and you'll never have to worry about us failing to use the strategy in which you invested.

Everyone at O'Shaughnessy Capital Management--from the company itself, to me, to every one of our employees--is invested in the O'Shaughnessy Funds. We've endured this rough patch together, and we hope to reap the rewards of long-term strategic investing together with you as well.


Sincerely,



/s/ James P. O'Shaughnessy

James P. O'Shaughnessy

                                                                               3
                     O'SHAUGHNESSY CORNERSTONE GROWTH FUND

 Comparison of the change in value of a $10,000 investment in the O'Shaughnessy
   Cornerstone Growth Fund versus the S&P 500 Composite Stock Price Index, the
             Lipper Small Cap Fund Index and the Russell 2000 Index

                              Average Total Return
                        Period ended September 30, 1998
                  1 Year .............................. -27.63%
                  Since inception (11/1/96) ...........   5.48%

              O'Shaughnessy       S & P 500
               Cornerstone     Composite Stock   Lipper Small Cap   Russell 2000
               Growth Fund       Price Index        Fund Index         Index
              -------------    ---------------   ----------------   ------------

01-Nov-96        10,000            10,000             10,000           10,000
31-Dec-96        10,073            10,560             10,218           10,678
31-Mar-97         9,753            10,842              9,255           10,127
30-Jun-97        11,864            12,729             10,829           11,764
30-Sep-97        15,305            13,684              9,177           13,510
31-Dec-97        13,229            14,080              8,642           13,051
31-Mar-98        15,000            16,041              9,533           14,397
30-Jun-98        15,498            16,570              9,165           13,739
30-Sep-98        11,077            14,921              7,204           10,957

Past performance is not predictive of future performance.


                      O'SHAUGHNESSY CORNERSTONE VALUE FUND

 Comparison of the change in value of a $10,000 investment in the O'Shaughnessy Cornerstone Value Fund versus the S&P 500 Composite Stock Price Index and the
                       Lipper Growth & Income Fund Index

                              Average Total Return
                        Period ended September 30, 1998
                  1 Year .............................. -4.32%
                  Since inception (11/1/96) ...........  5.22%

                  O'Shaughnessy        S & P 500
                   Cornerstone      Composite Stock     Lipper Growth & Income
                   Value Fund         Price Index             Fund Index
                  -------------     ---------------     ----------------------

01-Nov-96            10,000             10,000                  10,000
31-Dec-96            10,028             10,560                  10,540
31-Mar-97             9,818             10,842                  10,717
30-Jun-97            10,729             12,729                  12,221
30-Sep-97            11,521             13,684                  13,244
31-Dec-97            11,562             14,080                  13,372
31-Mar-98            12,934             16,041                  14,900
30-Jun-98            12,253             16,570                  14,929
30-Sep-98            11,023             14,921                  13,067

Past performance is not predictive of future performance.

4
                      O'SHAUGHNESSY CORNERSTONE GROWTH FUND


TOP TEN PORTFOLIO HOLDINGS AT SEPTEMBER 30, 1998
--------------------------------------------------------------------------------
                                                           Percent of Net Assets
--------------------------------------------------------------------------------

    1)  Best Buy Co., Inc........................................  5.27%

    2)  American Eagle Outfitters, Inc...........................  5.23%

    3)  Cablevision Systems Corporation..........................  4.23%

    4)  Musicland Stores Corporation.............................  3.96%

    5)  Dycom Industries, Inc....................................  3.38%

    6)  Trans World Entertainment Corporation....................  3.31%

    7)  Linens `n Things, Inc....................................  2.95%

    8)  OshKosh B'Gosh, Inc......................................  2.95%

    9)  Fidelity National Financial, Inc.........................  2.54%

   10)  MotivePower Industries, Inc..............................  2.35%


                      O'SHAUGHNESSY CORNERSTONE VALUE FUND

                TOP TEN PORTFOLIO HOLDINGS AT SEPTEMBER 30, 1998
--------------------------------------------------------------------------------
                                                           Percent of Net Assets
--------------------------------------------------------------------------------


    1)  British Telecommunication PLC............................  3.60%

    2)  Tele Danmark A/S.........................................  3.38%

    3)  Southern New England Telecommunications Corporation......  3.36%

    4)  Pharmacia & Upjohn, Inc..................................  2.95%

    5)  Chrysler Corporation.....................................  2.93%

    6)  Amoco Company............................................  2.73%

    7)  U S West Communications Group............................  2.50%

    8)  Texaco, Inc..............................................  2.49%

    9)  Frontier Corporation.....................................  2.46%

   10)  Chevron Corporation......................................  2.37%

                                                                               5
                      O'SHAUGHNESSY CORNERSTONE GROWTH FUND


PORTFOLIO OF INVESTMENTS AT SEPTEMBER 30, 1998
--------------------------------------------------------------------------------
  Shares    COMMON STOCKS: 100.08%                                  Market Value
--------------------------------------------------------------------------------

            AIR CONDITIONING & HEATING EQUIPMENT: 2.29%
 224,743    International Comfort Products Corporation*...........   $1,840,083
                                                                     ----------

            AIR COURIER SERVICES: 1.30%
  60,554    Airborne Freight Corporation..........................    1,048,341
                                                                     ----------

            AIR TRANSPORTATION: 1.90%
  30,112    US Airways Group, Inc.*...............................    1,524,420
                                                                     ----------

            APPAREL & OTHER FINISHED PRODUCTS: 2.95%
 114,084    OshKosh B'Gosh, Inc...................................    2,367,243
                                                                     ----------

            BOOK & MUSIC STORES: 1.89%
  56,321    Barnes & Noble, Inc.*.................................    1,520,667
                                                                     ----------

            BOTTLED & CANNED SOFT DRINKS: 1.66%
  52,836    Coca-Cola Enterprises, Inc............................    1,334,109
                                                                     ----------

            CABLE AND OTHER PAY TV SERVICES: 4.23%
  78,636    Cablevision Systems Corporation*......................    3,396,179
                                                                     ----------

            CATALOG MAIL-ORDER HOUSES: 2.34%
 627,344    Hanover Direct, Inc.*.................................    1,882,032
                                                                     ----------

            COMMERCIAL PRINTING: 0.99%
  93,004    Mail-Well, Inc.*......................................      796,347
                                                                     ----------

            COMPUTERS & ACCESSORIES: 2.16%
  58,901    CTS Corporation.......................................    1,737,579
                                                                     ----------

            CONSUMER ELECTRONIC STORES: 5.27%
 102,046    Best Buy Co., Inc.*...................................    4,234,909
                                                                     ----------

            ELECTRONIC CONNECTORS: 1.46%
  33,761    Amphenol Corporation*.................................    1,177,415
                                                                     ----------

            FABRICATED PLATE WORKS: 1.44%
  78,405    Aavid Thermal Technologies, Inc.*.....................    1,156,474
                                                                     ----------

6
                      O'SHAUGHNESSY CORNERSTONE GROWTH FUND


PORTFOLIO OF INVESTMENTS AT SEPTEMBER 30, 1998, CONTINUED
--------------------------------------------------------------------------------
  Shares                                                            Market Value
--------------------------------------------------------------------------------

            FAMILY CLOTHING STORES: 5.23%
 121,305    American Eagle Outfitters, Inc.*......................  $4,200,185
                                                                    ----------

            FLAT GLASS: 0.75%
 144,110    Vitro, S.A. de C.V....................................     603,461
                                                                    ----------

            GENERAL INDUSTRIAL MACHINERY & EQUIPMENT: 1.31%
  74,336    Gardner Denver, Inc.*.................................   1,049,996
                                                                    ----------

            GROCERY STORES: 1.93%
  36,839    Whole Foods Market, Inc.*.............................   1,551,843
                                                                    ----------

            HOBBY, TOY, AND GAME SHOPS: 2.04%
  64,381    Michaels Stores, Inc.*................................   1,641,716
                                                                    ----------

            HOME FURNITURE STORE: 2.95%
  86,355    Linens `n Things, Inc.*...............................   2,374,762
                                                                    ----------

            INDUSTRIAL TRUCKS, TRACTORS, TRAILERS: 1.49%
  80,049    Terex Corporation*....................................   1,195,732
                                                                    ----------

            JEWELRY, SILVERWARE, PLATED WARE: 1.49%
  70,523    Oneida Ltd............................................   1,198,891
                                                                    ----------

            MEMBERSHIP SPORT & REC CLUBS: 1.86%
  86,036    Bally Total Fitness Holding Corporation*..............   1,494,875
                                                                    ----------

            MOTOR HOMES: 2.24%
  85,870    National R.V. Holdings, Inc.*.........................   1,803,270
                                                                    ----------

            MOTOR VEHICLES: 2.13%
  75,825    Navistar International Corporation*...................   1,715,540
                                                                    ----------

            OIL & GAS FIELD SERVICES: 1.36%
 113,185    Stolt Comex Seaway S.A.*..............................   1,089,406
                                                                    ----------

            OPERATIVE BUILDERS: 3.82%
  68,107    Crossmann Communities, Inc.*..........................   1,370,653
 120,459    Standard Pacific Corporation..........................   1,701,483
                                                                    ----------
                                                                     3,072,136
                                                                    ----------

                                                                               7
                      O'SHAUGHNESSY CORNERSTONE GROWTH FUND


PORTFOLIO OF INVESTMENTS AT SEPTEMBER 30, 1998, CONTINUED
--------------------------------------------------------------------------------
  Shares                                                            Market Value
--------------------------------------------------------------------------------

            PAPER & PAPER PRODUCTS - WHOLESALE: 2.33%
  78,328    United Stationers Inc.*................................  $1,870,081
                                                                     ----------

            PETROLEUM REFINING: 1.92%
 237,091    Frontier Oil Corporation*..............................   1,541,092
                                                                     ----------

            PHOTOGRAPHIC EQUIPMENT & SUPPLY: 2.08%
  70,345    Avid Technology, Inc.*.................................   1,675,090
                                                                     ----------

            PRINTED CIRCUIT BOARDS: 1.04%
  69,111    The DII Group, Inc.*...................................     837,971
                                                                     ----------

            PUBLIC BUILDING & RELATED FURNITURE: 2.07%
  73,923    Virco Mfg. Corporation.................................   1,663,274
                                                                     ----------

            RADIO, TV BROADCAST, COMMUNICATION EQUIPMENT: 1.48%
  97,822    Spectrian Corporation*.................................   1,186,092
                                                                     ----------

            RAILROAD EQUIPMENT: 2.35%
  80,975    MotivePower Industries, Inc.*..........................   1,892,791
                                                                     ----------

            REAL ESTATE AGENTS & MANAGERS: 1.50%
 137,461    Grubb & Ellis Company*.................................   1,202,784
                                                                     ----------

            RECORD AND TAPE STORES: 7.27%
 257,335    Musicland Stores Corporation*..........................   3,184,521
 145,677    Trans World Entertainment Corporation*.................   2,658,596
                                                                     ----------
                                                                      5,843,117
                                                                     ----------
            REFRIGERATION & SERVICES INDUSTRIAL MACHINES: 0.82%
  91,009    Tokheim Corporation*...................................     659,815
                                                                     ----------

            SECURITY BROKERS & DEALERS: 3.44%
  47,456    Donaldson, Lufkin & Jenrette, Inc......................   1,213,094
  76,245    The Advest Group, Inc..................................   1,553,492
                                                                     ----------
                                                                      2,766,586
                                                                     ----------

8
                      O'SHAUGHNESSY CORNERSTONE GROWTH FUND


PORTFOLIO OF INVESTMENTS AT SEPTEMBER 30, 1998, CONTINUED
--------------------------------------------------------------------------------
  Shares                                                            Market Value
--------------------------------------------------------------------------------

            SHIP & BOAT BUILDING & REPAIR: 1.72%
  51,348    McDermott International, Inc..........................  $ 1,383,187
                                                                    -----------

            STEEL PIPE & TUBES: 0.64%
  74,336    Maverick Tube Corporation*............................      511,060
                                                                    -----------

            STEEL WORKS & BLAST FURNACES: 0.84%
 109,102    NS Group, Inc.*.......................................      675,069
                                                                    -----------

            TELEPHONE COMMUNICATIONS: 0.53%
  86,775    Grupo Iusacell, S.A. de C.V.*.........................      428,451
                                                                    -----------

            TITLE INSURANCE: 2.54%
  60,477    Fidelity National Financial, Inc......................    2,044,879
                                                                    -----------

            TRUCKING: 1.38%
 192,955    Arkansas Best Corporation*............................    1,109,491
                                                                    -----------

            VARIETY STORES: 3.21%
 107,513    Ames Department Stores, Inc.*.........................    1,364,071
  91,835    Fred's, Inc...........................................    1,216,814
                                                                    -----------
                                                                      2,580,885
                                                                    -----------
            WATER, SEWER, PIPELINE CONSTRUCTION: 3.38%
  87,360    Dycom Industries, Inc.*...............................    2,719,080
                                                                    -----------

            WIRE & CABLE PRODUCTS: 1.06%
  91,999    Encore Wire Corporation*..............................      850,991
                                                                    -----------


            Total Common Stocks (cost $98,217,604)................   80,449,397
                                                                    -----------

See Notes to Financial Statements.

                                                                               9
                      O'SHAUGHNESSY CORNERSTONE GROWTH FUND


PORTFOLIO OF INVESTMENTS AT SEPTEMBER 30, 1998, CONTINUED
--------------------------------------------------------------------------------
Principal Amount  Short-Term Investments: 1.48%
--------------------------------------------------------------------------------

218,963   American Family Holdings, Inc. Demand Note,
          4.9628%, due 10/1/98+.................................... $   218,963
317,079   Firstar Bank Demand Note, 5.0937%, due 10/1/98+..........     317,079
319,743   Warner Lambert Demand Note, 4.9630%, due 10/1/98+........     319,743
330,000   Wisconsin Electric Power Company Demand Note,
          4.9628%, due 10/1/98+....................................     330,000
                                                                    -----------

          Total Short-Term Investments (cost $1,185,785)...........   1,185,785
                                                                    -----------

          Total Investments in Securities (cost
          $99,403,389): 101.56%....................................  81,635,182
          Other Liabilities less Assets: (1.56%)...................  (1,256,533)
                                                                    -----------
          TOTAL NET ASSETS: 100.0% ................................ $80,378,649
                                                                    ===========
* Non-income producing security.

+ Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rate changes periodically on specified dates. The rates listed are as of September 30, 1998.

See Notes to Financial Statements.

10
                      O'SHAUGHNESSY CORNERSTONE VALUE FUND


PORTFOLIO OF INVESTMENTS AT SEPTEMBER 30, 1998
--------------------------------------------------------------------------------
 Shares     COMMON STOCKS: 99.41%                                   Market Value
--------------------------------------------------------------------------------

            BOOKS, MAGAZINE PUBLISHING & PRINTING: 1.75%
 20,037     The Reader's Digest Association, Inc..................   $  383,207
                                                                     ----------

            CHEMICALS & ALLIED PRODUCTS: 1.06%
  7,320     Imperial Chemical Industries ADR......................      232,410
                                                                     ----------

            COMMERCIAL BANKS: 4.65%
  4,258     Bankers Trust NY Corp.................................      251,222
  6,726     National Australia Bank Limited.......................      403,140
  4,710     NatWest Group.........................................      366,202
                                                                     ----------
                                                                      1,020,564
                                                                     ----------
            CONSUMER PACKAGED GOODS: 3.64%
 10,454     Philip Morris Companies Inc...........................      481,537
 12,584     RJR Nabisco Holdings Corp.............................      316,960
                                                                     ----------
                                                                        798,497
                                                                     ----------
            COPPER REFINING: 1.81%
  7,617     Phelps Dodge Corporation..............................     397,512
                                                                     ----------

            DEPARTMENT STORES: 1.61%
  7,852     J.C. Penney Company, Inc..............................      352,849
                                                                     ----------

            GRAIN MILL PRODUCTS: 2.12%
  6,634     General Mills, Inc....................................      464,380
                                                                     ----------

            INDUSTRIAL INORGANIC CHEMICALS: 1.60%
 14,324     BOC Group PLC.........................................      350,938
                                                                     ----------

            INDUSTRIAL ORGANIC CHEMICALS: 1.82%
 17,886     Lyondell Petrochemical Company........................      397,963
                                                                     ----------

            INSURANCE COMPANY: 1.19%
 12,799     Allied Zurich PLC*....................................      261,580
                                                                     ----------

            LUMBER AND WOOD PRODUCTS: 1.86%
  9,655     Weyerhaeuser Company..................................      407,320
                                                                     ----------

            METAL MINING: 1.63%
 30,050     Freeport-McMoRan Copper & Gold Inc....................      356,844
                                                                     ----------

                                                                              11
                      O'SHAUGHNESSY CORNERSTONE VALUE FUND


PORTFOLIO OF INVESTMENTS AT SEPTEMBER 30, 1997, CONTINUED
--------------------------------------------------------------------------------
 Shares                                                             Market Value
--------------------------------------------------------------------------------

            MISC NONDURABLE GOODS - WHOLESALE: 1.32%
 28,268     Minorco...............................................  $  289,747
                                                                    ----------

            MOTION PICTURE SERVICES: 1.65%
 42,048     Rank Group ADR........................................     362,664
                                                                    ----------

            MOTOR VEHICLE PARTS & ACCESSORIES: 1.79%
 11,949     Tenneco, Inc..........................................     392,823
                                                                    ----------

            MOTOR VEHICLE PARTS SUPPLY: 1.74%
 55,616     Pacific Dunlop Ltd....................................     382,360
                                                                    ----------

            MOTOR VEHICLES: 6.96%
 13,403     Chrysler Corporation..................................     641,669
  9,747     Ford Motor Company....................................     457,500
  7,811     General Motors Corporation............................     427,164
                                                                    ----------
                                                                     1,526,333
                                                                    ----------

            NATURAL RESERVE INVESTMENT BANK: 1.48%
 11,744     Anglo-American Corp. of South Africa..................     324,428
                                                                    ----------

            OIL COMPANY - INTEGRATED: 1.59%
 16,176     Occidental Petroleum Corporation......................     347,784
                                                                    ----------

            PAPER MILLS: 1.59%
  8,836     Union Camp Corporation................................     347,918
                                                                    ----------

            PERSONAL CREDIT INSTITUTIONS: 0.77%
  2,599     Associates First Capital Corporation..................     169,585
                                                                    ----------

            PETROLEUM REFINING: 13.34%
 11,108     Amoco Company.........................................     598,443
  5,958     Atlantic Richfield Company............................     422,646
  6,193     Chevron Corporation...................................     520,599
  6,593     Mobil Corporation.....................................     500,656
  8,723     Texaco, Inc...........................................     546,823
 14,785     Ultramar Diamond Shamrock Corporation.................     336,359
                                                                    ----------
                                                                     2,925,526
                                                                    ----------

12
                  O'SHAUGHNESSY CORNERSTONE VALUE FUND


PORTFOLIO OF INVESTMENTS AT SEPTEMBER 30, 1997, CONTINUED
--------------------------------------------------------------------------------
 Shares                                                             Market Value
--------------------------------------------------------------------------------

            PHARMACEUTICAL PREPARATIONS: 2.95%
 12,891     Pharmacia & Upjohn, Inc...............................  $  646,967
                                                                    ----------

            PLASTICS, RESINS, ELASTOMERS: 3.63%
  7,975     Eastman Chemical Company..............................     402,239
  4,619     The Dow Chemical Company..............................     394,636
                                                                    ----------
                                                                       796,875
                                                                    ----------

            STEEL WORK, ROLL & FINISH MILL: 1.64%
 28,688     Worthington Industries, Inc...........................     358,600
                                                                    ----------

            STEEL WORKS & BLAST FURNACES: 5.14%
 22,054     British Steel PLC.....................................     401,107
 25,526     The Broken Hill Propretary Company Limited............     365,341
 15,093     USX - U.S. Steel Group................................     360,345
                                                                    ----------
                                                                     1,126,793
                                                                    ----------
            TELECOM SERVICES: 12.86%
 19,709     Frontier Corporation..................................     539,534
 22,920     Hong Kong Telecom, Ltd................................     438,345
 11,392     Koninklijke PTT Nederland NV..........................     341,760
 15,398     Tele Danmark A/S......................................     741,029
 12,184     Telecom Corp. of New Zealand Ltd......................     367,043
 13,198     Telecom de Argentina..................................     391,816
                                                                    ----------
                                                                     2,819,527
                                                                    ----------
            TELEPHONE - INTEGRATED REGIONALS: 2.28%
  9,071     GTE Corporation.......................................     498,905
                                                                    ----------

            TELEPHONE - REGIONAL: 8.16%
 10,402     Bell Atlantic Corporation.............................     503,847
  9,419     Southern New England Telecommunications Corporation...     735,859
 10,474     U S West Communications Group.........................     549,230
                                                                    ----------
                                                                     1,788,936
                                                                    ----------
            TELEPHONE SERVICE: 3.60%
  5,937     British Telecommunication PLC.........................     789,992
                                                                    ----------

            TOBACCO: 0.88%
 12,799     British American Tobacco*..............................    193,585
                                                                    ----------

                                                                              13
                      O'SHAUGHNESSY CORNERSTONE VALUE FUND


PORTFOLIO OF INVESTMENTS AT SEPTEMBER 30, 1997, CONTINUED
--------------------------------------------------------------------------------
 Shares                                                             Market Value
--------------------------------------------------------------------------------

            TRANSPORTATION SERVICES: 1.30%
 11,392     TNT Post Group N.V. ADR................................$   284,088
                                                                   -----------

            Total Common Stocks (cost $23,252,237)................. 21,797,500
                                                                   -----------


            Total Investments in Securities (cost
            $23,252,237): 99.41%................................... 21,797,500
            Other Assets less Liabilities: 0.59%...................    128,893
                                                                   -----------
            TOTAL NET ASSETS: 100.0%...............................$21,926,393
                                                                   ===========
* Non-income producing security.

See Notes to Financial Statements.

14
                      O'SHAUGHNESSY CORNERSTONE GROWTH FUND
                      O'SHAUGHNESSY CORNERSTONE VALUE FUND


STATEMENT OF ASSETS AND LIABILITIES AT SEPTEMBER 30, 1998
--------------------------------------------------------------------------------
                                                       CORNERSTONE   CORNERSTONE
                                                       GROWTH FUND   VALUE FUND
--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at value (identified
   cost $99,403,389 and $23,252,237, respectively) .. $ 81,635,182  $21,797,500
  Receivables:
    Investment sold .................................         --        214,799
    Fund shares sold ................................      196,339       21,380
    Dividends and interest ..........................       13,316       66,610
    Other ...........................................        5,909        4,273
  Deferred organization costs .......................       15,570       15,570
  Prepaid expenses and other ........................       46,754       15,920
                                                      ------------  -----------
       Total assets .................................   81,913,070   22,136,052
                                                      ------------  -----------

LIABILITIES
  Payables:
    Portfolio securities purchased ..................    1,198,537           --
    Fund shares repurchased .........................      207,799           --
    Funds advanced by custodian .....................           --      158,116
    Advisory fee ....................................       70,223       14,198
    Administration fee ..............................        7,252        1,811
  Accrued expenses ..................................       50,610       35,534
                                                      ------------  -----------
       Total liabilities ............................    1,534,421      209,659
                                                      ------------  -----------

NET ASSETS .......................................... $ 80,378,649  $21,926,393
                                                      ============  ===========

  NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
    [$80,378,649/8,398,957 and $21,926,393/2,023,402
    shares outstanding, respectively; 25,000,000,000
    shares (par value $.0001) authorized] ........... $       9.57  $     10.84
                                                      ============  ===========

SOURCE OF NET ASSETS
  Paid-in capital ................................... $107,137,314  $22,459,953
  Undistributed net investment income ...............           --      360,751
  (Accumulated) Undistributed net realized
    (loss) gain on investment transactions ..........   (8,990,458)     560,426
  Net unrealized depreciation of investments ........  (17,768,207)  (1,454,737)
                                                      ------------  -----------
       Net assets ................................... $ 80,378,649  $ 21,926,393
                                                      ============  ============

See Notes to Financial Statements.

                                                                              15
                      O'SHAUGHNESSY CORNERSTONE GROWTH FUND
                      O'SHAUGHNESSY CORNERSTONE VALUE FUND


STATEMENT OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 1998
--------------------------------------------------------------------------------
                                                      CORNERSTONE    CORNERSTONE
                                                      GROWTH FUND    VALUE FUND
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Income:
    Dividends (net of foreign witholding tax of
      $0 and $28,050, respectively) ...............  $    176,437   $   726,563
    Interest ......................................        28,540         8,115
    Other .........................................        29,383         1,724
                                                     ------------   -----------
       Total income ...............................       234,360       736,402
                                                     ------------   -----------
  Expenses:
    Advisory fees .................................       573,605       152,188
    Custodian and accounting fees .................        69,278        39,305
    Administration fees (Note 3) ..................        77,297        20,567
    Professional fees .............................        18,349        11,974
    Registration fees .............................        47,294        27,397
    Reports to shareholders .......................        24,050        10,547
    Transfer agent fees ...........................        65,243        21,303
    Directors' fees ...............................         6,004         6,004
    Amortization of deferred organization costs ...         5,041         5,041
    Other .........................................        13,993         4,693
                                                     ------------   -----------
       Total expenses .............................       900,154       299,019
                                                     ------------   -----------
         NET INVESTMENT (LOSS) INCOME .............      (665,794)      437,383
                                                     ------------   -----------
REALIZED AND UNREALIZED (LOSS) GAIN ON INVESTMENTS
  Net realized (loss) gain on security
    transactions...................................    (1,821,292)      561,340
  Net change in unrealized depreciation
    of investments.................................   (27,903,738)   (2,626,376)
                                                     ------------   -----------
       Net realized and unrealized loss on
        investments................................   (29,725,030)   (2,065,036)
                                                     ------------   -----------
           NET DECREASE IN NET ASSETS RESULTING
            FROM OPERATIONS .......................  $(30,390,824)  $(1,627,653)
                                                     ============   ===========

See Notes to Financial Statements.

16
                      O'SHAUGHNESSY CORNERSTONE GROWTH FUND
                      O'SHAUGHNESSY CORNERSTONE VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
                                                               CORNERSTONE GROWTH FUND           CORNERSTONE VALUE FUND
-----------------------------------------------------------------------------------------------------------------------
                                                            Year        Nov. 1, 1996*      Year          Nov. 1, 1996*
                                                            Ended         through          Ended           through
                                                        Sept. 30, 1998  Sept. 30, 1997  Sept. 30, 1998   Sept. 30, 1997
-----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
Net investment (loss) income .......................... $   (665,794)    $  (143,245)    $   437,383      $   156,779
Net realized (loss) gain on security transactions .....   (1,821,292)        338,817         561,340            1,556
Net change in unrealized appreciation
  (depreciation) on investments .......................  (27,903,738)     10,135,531      (2,626,376)       1,171,639
                                                        ------------     -----------     -----------      -----------
      NET (DECREASE) INCREASE IN NET ASSETS
        RESULTING FROM OPERATIONS .....................  (30,390,824)     10,331,103      (1,627,653)       1,329,974
                                                        ------------     -----------     -----------      -----------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income ............................           --            (346)       (231,740)          (1,671)
Net realized gains from security transactions .........   (7,364,392)             --          (2,470)              --
                                                        ------------     -----------     -----------      -----------
      TOTAL DISTRIBUTIONS .............................   (7,364,392)           (346)       (234,210)          (1,671)
                                                        ------------     -----------     -----------      -----------

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived
  from capital shares transactions (a) ................  (26,875,315)     80,902,793      10,318,880       12,116,073
                                                        ------------     -----------     -----------      -----------
      TOTAL (DECREASE) INCREASE IN NET ASSETS .........  (10,879,901)     91,233,550       8,457,017       13,444,376

NET ASSETS
Beginning of period ...................................   91,258,550          25,000      13,469,376           25,000
                                                        ------------     -----------     -----------      -----------
END OF PERIOD (including undistributed
  net investment (loss) income of ($772,185),
 ($143,591), $360,751, and $155,108, respectively) .... $ 80,378,649     $91,258,550     $21,926,393      $13,469,376
                                                        ============     ===========     ===========      ===========

(a) A summary of capital shares transactions is as follows:
                                                                         Year                  November 1, 1996*
                                                                        Ended                       through
                                                                  September 30, 1998           September 30, 1997
                                                             -------------------------      ------------------------
CORNERSTONE GROWTH FUND .................................      Shares         Value           Shares        Value
                                                             ----------   ------------      ----------   -----------
Shares sold .............................................     9,244,626   $116,802,209      6,334,346    $85,931,562
Shares issued on reinvestment of distributions ..........       631,833      7,164,991             30            297
Shares redeemed .........................................    (7,444,063)   (97,091,885)      (370,315)    (5,029,066)
Net increase ............................................     2,432,396   $ 26,875,315      5,964,061    $80,902,793

CORNERSTONE VALUE FUND
Shares sold .............................................     1,691,812   $ 20,010,395      1,309,392    $13,619,016
Shares issued on reinvestment of distributions ..........        19,959        226,714            132          1,322
Shares redeemed .........................................      (859,354)    (9,918,229)      (141,039)    (1,504,265)
Net increase ............................................       852,417   $ 10,318,880      1,168,485    $12,116,073

* Commencement of operations

See Notes to Financial Statements

                                                                              17
                      O'SHAUGHNESSY CORNERSTONE GROWTH FUND
                      O'SHAUGHNESSY CORNERSTONE VALUE FUND

FINANCIAL HIGHLIGHTS
PER SHARE OPERATING PERFORMANCE (FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
------------------------------------------------------------------------------------------------------------
                                                CORNERSTONE GROWTH FUND            CORNERSTONE VALUE FUND
------------------------------------------------------------------------------------------------------------
                                               Year         Nov. 1, 1996*       Year          Nov. 1, 1996*
                                               Ended           through          Ended            through
                                          Sept. 30, 1998   Sept. 30, 1997   Sept. 30, 1998   Sept. 30, 1997
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...     $ 15.30           $10.00          $11.50             $10.00
                                             -------           ------          ------             ------
Income from investment operations:
  Net investment (loss) income .........        (.07)            (.02)            .21                .15
  Net realized and unrealized (loss)
    gain on investments ................       (3.88)            5.32           (0.70)              1.37
                                             -------           ------          ------             ------
Total from investment operations .......       (3.95)            5.30           (0.49)              1.52
                                             -------           ------          ------             ------

Less distributions:
  From net investment income ...........          --               --           (0.17)             (0.02)
  From net capital gains ...............       (1.78)              --              --                 --
                                             -------           ------          ------             ------
Total distributions ....................       (1.78)              --           (0.17)             (0.02)
                                             -------           ------          ------             ------

Net asset value, end of period .........     $  9.57           $15.30          $10.84             $11.50
                                             =======           ======          ======             ======

TOTAL RETURN ...........................      (27.63%)          53.05%**        (4.32%)            15.21%**

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions) ...   $  80.4        $ 91.3        $ 21.9        $ 13.5

Ratio of expenses to average net assets:
  Before expense reimbursement .........      1.16%         1.63%++       1.45%         2.66%++
  After expense reimbursement ..........      1.16%         1.56%++       1.45%         1.85%++

Ratio of net investment (loss) income to
 average net assets:
  Before expense reimbursement .........     (0.86%)       (1.19%)++      2.12%         1.93%++
  After expense reimbursement ..........     (0.86%)       (1.12%)++      2.12%         2.73%++

Portfolio turnover rate ................    119.98%        15.52%        51.56%         2.01%

*  Commencement of operations.

** Not Annualized.

++ Annualized.

See Notes to Financial Statements.

18
                      O'SHAUGHNESSY CORNERSTONE GROWTH FUND
                      O'SHAUGHNESSY CORNERSTONE VALUE FUND


NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

     The O'Shaughnessy Cornerstone Growth Fund and O'Shaughnessy Cornerstone Value Fund (the "Funds") are each a series of shares of O'Shaughnessy Funds, Inc., which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Funds began operations on November 1, 1996.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles.

      A. SECURITY VALUATION: The Funds' investments are carried at market value. Securities listed on an exchange or quoted on a National Market System are valued at the last sale price. Other securities are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Directors. Short-term investments are valued at amortized cost, which approximates market value.

      B. FEDERAL INCOME TAXES: It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

      C. SECURITY TRANSACTIONS, DIVIDENDS AND DISTRIBUTIONS: Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses on securities sold are determined under the first-in, first-out cost basis.

      D. DEFERRED ORGANIZATION COSTS: The Funds have each incurred expenses of $25,191 in connection with their organization. These costs have been deferred and are being amortized on a straight-line basis over a period of sixty months from the date the Fund commenced investment operations.

      E. USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     For the year ended September 30, 1998, O'Shaughnessy Capital Management, Inc. (the "Advisor") provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor

                                                                              19
                      O'SHAUGHNESSY CORNERSTONE GROWTH FUND
                      O'SHAUGHNESSY CORNERSTONE VALUE FUND


NOTES TO FINANCIAL STATEMENTS, CONTINUED
--------------------------------------------------------------------------------

furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.74 % based upon the average daily net assets of the Funds.

     The Funds are responsible for their own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund or reimburse the Fund to the extent necessary to limit the Fund's aggregate annual operating expenses to 2.00% of average net assets (the "expense cap"). Any such reductions made by the Advisor in its fees or reimbursement of expenses with respect to the Fund are subject to recapture by the Advisor provided the Fund is able to effect such recapture while keeping total operating expenses at or below the annual expense cap, and that no recapture will be made after September 30, 2000. Any amounts reimbursed will have the effect of increasing fees otherwise paid by the Fund. For the year ended September 30, 1998, no reimbursements were required. Cumulative reimbursed expenses subject to recapture by the Advisor for
Cornerstone Growth Fund and Cornerstone Value Fund amounted to $8,879 and $47,300, respectively, at September 30, 1998.

     Investment Company Administration, LLC (the "Administrator") acts as the Funds' Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds' expenses and reviews the Funds' expense accruals. For its services, the Administrator receives a monthly fee per portfolio at the following annual rate:

     Under $100 million - 0.10% of average daily net assets, subject to a minimum fee of $40,000 annually
     $100 to $200  million - 0.05% of average daily net assets
     Over $200 million - 0.03% of average daily net assets

     For the year ended September 30, 1998, the Administrator voluntarily reduced its annual minimum fee to Cornerstone Value Fund to $20,567.

     First Fund Distributors, Inc. (the "Distributor") acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distributor is an affiliate of the Administrator.

     Certain officers of the Funds are also officers and/or directors of the Administrator and the Distributor.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

     For the year ended September 30, 1998, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, for the Cornerstone Growth Fund were $111,216,308 and $91,925,795, respectively.

     For the year ended September 30, 1998, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, for the Cornerstone Value Fund were $21,379,901 and $10,345,427, respectively.

20
                      O'SHAUGHNESSY CORNERSTONE GROWTH FUND
                      O'SHAUGHNESSY CORNERSTONE VALUE FUND

NOTE 5 - INCOME TAXES

     At September 30, 1998, the Cornerstone Growth Fund has deferred capital losses occurring subsequent to October 31, 1997 of approximately $7,700,000. For tax purposes such losses will be reflected in the year ended September 30, 1999.

     At September 30, 1998,  the cost of securities of  Cornerstone  Growth fund
for  income  tax  purposes  was   $100,764,405.   Unrealized   appreciation  and
depreciation of securities were as follows:

                Gross unrealized appreciation.................     $  5,999,737
                Gross unrealized depreciation.................      (25,128,960)
                                                                   ------------
                      Net unrealized depreciation.............     $(19,129,223)
                                                                   ============

     At September 30, 1997, the cost of securities of Cornerstone Value Fund for income tax purposes was $23,551,366. Unrealized appreciation and depreciation of securities were as follows:

                Gross unrealized appreciation.................     $  1,832,046
                Gross unrealized depreciation.................       (3,585,912)
                                                                   ------------
                      Net unrealized depreciation.............     $ (1,753,866)
                                                                   ============

     Net realized capital gains/(losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales.

                          INDEPENDENT AUDITOR'S REPORT



Board Of Directors and Shareholders
O'Shaughnessy Cornerstone Growth Fund and
O'Shaughnessy Cornerstone Value Fund


We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of O'Shaughnessy Cornerstone Growth Fund and O'Shaughnessy Cornerstone Value Fund as of September 30, 1998, the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year ended September 30, 1998 and for the period from November 1, 1996 (commencement of operations) to September 30, 1997. These financial statements and financial highlights are the responsibility of Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of O'Shaughnessy Cornerstone Growth Fund and O'Shaughnessy Cornerstone Value Fund, as of September 30, 1998, the results of operations, the changes in net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles.



                                          /s/ McGladrey & Pullen, LLP


New York, New York
October 23, 1998

                      INVESTMENT ADVISOR
                          O'Shaughnessy Capital Management, Inc.
                          35 Mason Street
                          Greenwich, Connecticut 06830

                      ADMINISTRATOR
                          Investment Company Administration, LLC
                          4455 E. Camelback Road, Suite 261 E
                          Phoenix, Arizona 85018

                      DISTRIBUTOR
                          First Fund Distributors, Inc.
                          4455 E. Camelback Road, Suite 261 E
                          Phoenix, Arizona 85018

                      TRANSFER AGENT
                          Firstar Mutual Fund Services, LLC
                          615 E. Michigan Street
                          Milwaukee, Wisconsin 53202

                      INDEPENDENT AUDITOR
                          McGladrey & Pullen, LLP
                          555 Fifth Avenue
                          New York, New York 10017

                      LEGAL COUNSEL
                          Swidler Berlin Shereff Friedman, LLP
                          919 Third Avenue
                          New York, New York 10022

This report is intended for shareholders of O'Shaughnessy Cornerstone Growth Fund and O'Shaughnessy Cornerstone Value Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be more or less than their original cost. Statements and other information herein are dated and are subject to change.

                                 O'SHAUGHNESSY






                                                               35 Madison Street
                                                          Greenwich, Connecticut
                                                                           06830
                                                                     877-OSFUNDS
                                                                 www.osfunds.com

                                 O'SHAUGHNESSY




                                                                        BUILDING
                                                                   NEW STANDARDS
                                                                  FOR INVESTMENT
                                                                         SUCCESS





                             AGGRESSIVE GROWTH FUND
                                  ANNUAL REPORT
                               SEPTEMBER 30, 1998

                      O'SHAUGHNESSY AGGRESSIVE GROWTH FUND


November 3, 1998


Dear Fellow Shareholders,

Enclosed is the annual report for the O'Shaughnessy Aggressive Growth Fund. The report contains financial statements for the Fund during the year ended September 30, 1998 as well as the Fund's portfolio on that date.

The best thing that can be said about the past three months is that they are behind us. The third quarter of 1998 can now take its place of dubious honor--along with October of 1987 and the third quarter of 1990--in the rogue's gallery of market environments that make successful long-term investing such a challenge. From high to low, the average U.S. stock lost 49 percent of its value in a few short months. To give the swiftness of this decline perspective, in 1973 and 1974 it took investors TWO YEARS to inflict similar damage!

Between September 30, 1997 and September 30, 1998, major indexes like the Russell 2000, the NASDAQ Composite and the S&P 500, earned -18.90 percent, 0.69 percent and 9.05 percent respectively. For the same period, the O'Shaughnessy Aggressive Growth Fund lost 23.70 percent. As I write on November 3rd, the fund has recovered significantly from the third quarter swoon, gaining 31.14 percent from its October 8th low. Yet to focus on EITHER this short-term swoon or subsequent short-term recovery would be foolish. Short-term thinking only leads to horrible despair in downturns and unrealistic optimism in strongly rising markets. To stay the course, we must always focus on why we're investing in the first place--usually for our retirement or our children's education. In most circumstances, these are events that are at least five to ten years away.

Think about your world ten years ago. Did you have money invested in the stock market? If you did, find an old statement and compare it to the value of your portfolio today. If your account performed similar to the market averages, your overall wealth should be significantly higher today than it was ten years ago, even though the market crashed in 1987 and went into a free fall in the third quarter of 1990. Over short periods of time, stocks appear quite volatile, and the past ten years have seen exceptional market performance. Yet look again at that old account statement, and you'll be reminded that stocks have been an excellent investment for the patient, long-term investor. To help stay focused on the long-term, extend your gaze ten years into the future and consider the potential value of your portfolio if you stay the course with stocks. While past performance results cannot guarantee future results, even if stock market performance returns to its historical average, your portfolio could be worth substantially more than it is today.

This is a vital exercise, because it helps us reframe our expectations and focus on the potential value of our investments over a reasonable time horizon. Focus on semi-annual periods or fiscal quarters, and your chances of staying the course are slim. Quarters like the third quarter of 1998 would have us dashing for the exits. Conversely, times like the third quarter of 1997--when the Aggressive Growth Fund gained 24.91 percent--would have us reaching for the stars. In both instances, expecting that short-term trend to continue would be wrong. Because when we narrow our focus, we look at the CHANGE in our wealth rather than expected future value of our portfolio.

2
                      O'SHAUGHNESSY AGGRESSIVE GROWTH FUND


As strategic investors, we've made a commitment to using strategies that have established themselves over time. The hard part of the deal is that in order to take advantage of market upswings we've got to hang on through market storms. We must stick to our strategies through thick and thin, because as much as we'd like to hope, market timing based on gut instincts isn't the best course. Indeed, I'm proud that we have stuck to our discipline in the face of such volatility. We'll never deviate from our strategies--and you'll never have to worry about us failing to use the strategy in which you invested.

Everyone at O'Shaughnessy Capital Management--from the company itself, to me, to every one of our employees--is invested in the O'Shaughnessy Funds. We've endured this rough patch together, and we hope to reap the rewards of long-term strategic investing together with you as well.



Sincerely,


/s/ James P. O'Shaughnessy

James P. O'Shaughnessy

                                                                               3
                      O'SHAUGHNESSY AGGRESSIVE GROWTH FUND

        Comparison of the change in value of a $10,000 investment in the
             O'Shaughnessy Aggressive Growth Fund versus the S&P 500
        Composite Stock Price Index, the Lipper Capital Appreciation Fund
                      Index and the NASDAQ Composite Index


                           Average Annual Total Return
                         Period ended September 30, 1998
                    1 Year ......................... -23.70%
                    Since inception (11/1/96) ......   4.62%


                                     S&P 500         Lipper
               O'Shaughnessy        Composite        Capital           NASDAQ
                 Aggressive        Stock Price     Appreciation      Composite
                Growth Fund           Index         Fund Index         Index
                -----------           -----         ----------         -----

1-Nov-96           10,000            10,000           10,000           10,000
31-Dec-96          10,410            10,560           10,320           10,569
31-Mar-97           9,860            10,842            9,854           10,002
30-Jun-97          11,440            12,729           11,369           11,806
30-Sep-97          14,290            13,684           12,682           13,800
31-Dec-97          12,732            14,080           12,382           12,856
31-Mar-98          14,409            16,041           13,991           15,028
30-Jun-98          13,840            16,570           14,228           15,512
30-Sep-98          10,903            14,921           12,186           13,867

Past performance is not predictive of future performance.

4
                      O'SHAUGHNESSY AGGRESSIVE GROWTH FUND


TOP TEN PORTFOLIO HOLDINGS AT SEPTEMBER 30, 1998
--------------------------------------------------------------------------------
                                                           Percent of Net Assets
--------------------------------------------------------------------------------


      1) Biogen, Inc...........................................    3.79%

      2) EMC Corporation.......................................    3.56%

      3) Best Buy Co., Inc.....................................    3.38%

      4) McKesson Corporation..................................    3.08%

      5) SunAmerica Inc........................................    3.00%

      6) Guidant Corporation...................................    2.94%

      7) Gateway 2000, Inc.....................................    2.94%

      8) Nokia Corporation - ADR...............................    2.91%

      9) Staples, Inc..........................................    2.75%

     10) Maytag Corporation....................................    2.69%

                      O'SHAUGHNESSY AGGRESSIVE GROWTH FUND


PORTFOLIO OF INVESTMENTS AT SEPTEMBER 30, 1998
--------------------------------------------------------------------------------
  Shares         COMMON STOCKS: 99.59%                            Market Value
--------------------------------------------------------------------------------

                 ADVERTISING AGENCIES: 1.91%
   3,500         WPP Group PLC ................................     $159,687
                                                                    --------

                 AIR TRANSPORT, SCHEDULED: 1.82%
   3,000         US Airways Group, Inc.* ......................      151,875
                                                                    --------

                 AMUSEMENT & RECREATION SERVICE: 1.99%
   2,900         Anchor Gaming* ...............................      166,025
                                                                    --------

                 APPAREL & OTHER FINISHED PRODUCTS: 2.61%
  10,500         OshKosh B'Gosh, Inc. .........................      217,875
                                                                    --------

                 BIOLOGICAL PRODUCTS, EXCEPT DIAGNOSTICS: 3.79%
   4,800         Biogen, Inc.* ................................      315,900
                                                                    --------

                 CARPETS AND RUGS: 2.59%
  13,300         Shaw Industries, Inc. ........................      216,125
                                                                    --------

                 CATALOG, MAIL-ORDER HOUSES: 2.58%
   7,200         Standard Pacific Corporation .................      215,100
                                                                    --------

                 COMPUTER PROGRAMMING, DATA PROCESS: 2.29%
   8,400         Unisys Corporation* ..........................      191,100
                                                                    --------

                 COMPUTER STORAGE DEVICES: 3.56%
   5,200         EMC Corporation* .............................      297,375
                                                                    --------

                 CONSUMER ELECTRONIC STORES: 3.38%
   6,800         Best Buy Co., Inc. ...........................      282,200
                                                                    --------

                 DRUGS AND PROPRIETARY - WHOLESALE: 3.08%
   2,800         McKesson Corporation .........................      256,550
                                                                    --------

                 DURABLE GOODS - WHOLESALE: 2.07%
  20,300         Handleman Company* ...........................      172,550
                                                                    --------

                 ELECTRIC HOUSEWARES AND FANS: 2.53%
  10,900         Helen of Troy Limited* .......................      211,187
                                                                    --------

6
                      O'SHAUGHNESSY AGGRESSIVE GROWTH FUND


PORTFOLIO OF INVESTMENTS AT SEPTEMBER 30, 1998, CONTINUED
--------------------------------------------------------------------------------
  Shares                                                          Market Value
--------------------------------------------------------------------------------

               ELECTROMEDICAL APPARATUS: 2.94%
   3,300       Guidant Corporation ..............................   $245,025
                                                                    --------

               ELECTRONIC COMPUTERS: 2.94%
   4,700       Gateway 2000, Inc.* ..............................    244,987
                                                                    --------
               FAMILY CLOTHING STORES: 2.40%
   3,800       The Gap, Inc. ....................................    200,450
                                                                    --------
               FOOTWEAR, EXCEPT RUBBER.: 2.19%
  11,900       Brown Group, Inc. ................................    182,963
                                                                    --------
               HOUSEHOLD APPLIANCES: 2.69%
   4,700       Maytag Corporation ...............................    224,425
                                                                    --------
               INDUSTRIAL TRUCKS, TRACTORS, TRAILERS: 2.16%
   1,800       NACCO Industries, Inc. ...........................    180,000
                                                                    --------
               INVESTMENT ADVICE: 1.59%
   3,200       The Equitable Companies Incorporated .............    132,400
                                                                    --------
               LIFE INSURANCE: 3.00%
   4,100       SunAmerica Inc. ..................................    250,100
                                                                    --------
               LUMBER & BUILDING MATERIAL: 2.14%
   5,600       Lowe's Companies, Inc. ...........................    178,150
                                                                    --------
               MOTOR HOMES: 2.45%
  18,200       Winnebago Industries, Inc. .......................    204,750
                                                                    --------
               MOTOR VEHICLE PARTS & ACCESSORY: 2.02%
   3,600       Federal - Mogul Corporation ......................    168,300
                                                                    --------
               NATURAL GAS TRANSMISSION & DISTRIBUTORS: 2.30%
   9,400       Southwest Gas Corporation ........................    192,113
                                                                    --------
               OIL & GAS FIELD SERVICES: 1.93%
  13,900       Global Industries, Ltd.* .........................    160,719
                                                                    --------

                                                                               7
                      O'SHAUGHNESSY AGGRESSIVE GROWTH FUND


PORTFOLIO OF INVESTMENTS AT SEPTEMBER 30, 1998, CONTINUED
--------------------------------------------------------------------------------
  Shares                                                          Market Value
--------------------------------------------------------------------------------

               OPERATIVE BUILDERS: 1.99%
   7,100       Kaufman and Broad Home Corporation ...............   $166,406
                                                                    --------

               PERSONAL CREDIT INSTITUTIONS: 2.48%
   2,000       Capital One Financial Corporation ................    207,000
                                                                    --------

               PHARMACEUTICAL PREPARATIONS: 1.03%
   4,900       ICN Pharmaceuticals, Inc. ........................     85,750
                                                                    --------

               POWER PRODUCTION: 1.91%
   4,300       The AES Corporation* .............................    159,369
                                                                    --------

               PREPACKAGED SOFTWARE: 1.97%
   8,300       The Learning Company, Inc.* ......................    164,444
                                                                    --------

               RADIO, TV BROADCAST, COMMUNICATION EQUIPMENT: 2.91%
   3,100       Nokia Corporation - ADR ..........................    243,156
                                                                    --------

               RAILROAD EQUIPMENT: 2.06%
   6,200       Varlen Corporation ...............................    172,050
                                                                    --------

               RAILROADS, LINE-HAUL OPERATING: 2.06%
   4,900       Kansas City Southern Industries, Inc. ............    171,500
                                                                    --------

               SECURITY BROKERS & DEALERS: 1.02%
   3,000       Lehman Brothers Holdings Inc. ....................     84,750
                                                                    --------

               SHOE STORES: 1.25%
   8,200       Just for Feet, Inc. ..............................    104,550
                                                                    --------

               SHOPPING GOODS STORES: 2.75%
   7,800       Staples, Inc. ....................................    229,125
                                                                    --------

               STEEL WORKS & BLAST FURNACES: 3.22%
  18,900       Bethlehem Steel Corporation* .....................    155,925
   4,500       Texas Industries, Inc. ...........................    113,063
                                                                    --------
                                                                     268,988
                                                                    --------
               TELEPHONE & TELEGRAPH APPARATUS: 1.16%
   5,700       Alcatel Alsthom CGE, SA ..........................     96,900
                                                                    --------

8
                      O'SHAUGHNESSY AGGRESSIVE GROWTH FUND


PORTFOLIO OF INVESTMENTS AT SEPTEMBER 30, 1998, CONTINUED
--------------------------------------------------------------------------------
  Shares                                                            Market Value
--------------------------------------------------------------------------------

               TRUCKING: 1.13%
   6,500       J.B. Hunt Transport Services, Inc.................   $   94,250
                                                                    ----------
               VARIETY STORES: 1.70%
  11,900       Kmart Corporation*................................      142,056
                                                                    ----------

               WATER TRANSPORTATION: 1.76%
   6,100       Sea Containers Limited............................      146,781
                                                                    ----------

               WOMEN'S CLOTHING STORES: 2.68%
  11,000       AnnTaylor, Inc.*..................................      223,438
                                                                    ----------

               WOOD HOUSEHOLD FURNITURE: 1.56%
   7,900       LADD Furniture, Inc.*.............................      130,350
                                                                    ----------

               Total Common Stocks (cost $10,296,442)............    8,308,794
                                                                    ----------

               Total Investments in Securities (cost
               $10,296,442): 99.59% .............................    8,308,794
               Other Assets less Liabilities: 0.41%..............       33,988
                                                                    ----------

               TOTAL NET ASSETS: 100.0% .........................   $8,342,782
                                                                    ==========

* Non-income producing security.

See Notes to Financial Statements.

                                                                               9
                      O'SHAUGHNESSY AGGRESSIVE GROWTH FUND


STATEMENT OF ASSETS AND LIABILITIES AT SEPTEMBER 30, 1998
--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at value (identified cost
    $10,296,442)................................................... $ 8,308,794
  Receivables:
    Portfolio securities sold .....................................      45,112
    Fund shares sold ..............................................      11,195
    Dividends and interest ........................................       1,799
    Other .........................................................       2,257
  Deferred organization costs .....................................      15,570
  Prepaid expenses and other ......................................      20,852
                                                                    -----------
      Total assets ................................................   8,405,579
                                                                    -----------

LIABILITIES
  Payables:
    Fund shares repurchased .......................................      19,819
    Advisory fee ..................................................       6,723
    Administration fee ............................................         822
  Accrued expenses ................................................      35,433
                                                                    -----------
      Total liabilities ...........................................      62,797
                                                                    -----------

NET ASSETS ........................................................ $ 8,342,782
                                                                    ===========
  NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
    [$8,342,782/777,700 shares outstanding;
    25,000,000,000 shares (par value $.0001) authorized] .......... $     10.73
                                                                    ===========

SOURCE OF NET ASSETS
  Paid-in capital ................................................. $ 9,872,485
  Accumulated net investment loss .................................    (143,595)
  Undistributed net realized gain on investment transactions ......     601,540
  Net unrealized depreciation of investments ......................  (1,987,648)
                                                                    -----------
      Net assets .................................................. $ 8,342,782
                                                                    ===========
See Notes to Financial Statements.

10
                      O'SHAUGHNESSY AGGRESSIVE GROWTH FUND


STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED SEPTEMBER 30, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Income:
    Dividends ...................................................   $    38,266
    Interest ....................................................         3,901
    Other .......................................................         1,425
                                                                    -----------
          Total income ..........................................        43,592
                                                                    -----------
  Expenses:
    Advisory fees ...............................................        93,549
    Custodian and accounting fees ...............................        34,408
    Registration fees ...........................................        15,718
    Reports to shareholders .....................................        14,565
    Transfer agent fees .........................................        13,976
    Professional fees ...........................................        12,985
    Administration fee ..........................................        10,683
    Directors' fees .............................................         6,504
    Amortization of organization costs ..........................         5,041
    Other .......................................................         2,063
                                                                    -----------
        Total expenses ..........................................       209,492
        Less: expense reimbursement .............................       (22,305)
                                                                    -----------
        Net expenses ............................................       187,187
                                                                    -----------
              NET INVESTMENT LOSS ...............................      (143,595)
                                                                    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized gain on security transactions ..................       613,829
    Net unrealized depreciation on investments ..................    (2,932,394)
                                                                    -----------
       Net realized and unrealized loss on investments ..........    (2,318,565)
                                                                    -----------
           NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS..   $(2,462,160)
                                                                    ===========
See Notes to Financial Statements.

                      O'SHAUGHNESSY AGGRESSIVE GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------------
                                                                      Year         November 1, 1996*
                                                                     Ended             through
                                                               September 30, 1998  September 30, 1997
-----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
Net investment loss..............................................  $ (143,595)        $ (24,106)
Net realized gain on security transactions.......................     613,829           115,860
Net change in unrealized appreciation
 (depreciation) on investments...................................  (2,932,394)          944,746
                                                                   ----------         ---------
      NET INCREASE (DECREASE) IN NET ASSETS
        RESULTING FROM OPERATIONS ...............................  (2,462,160)        1,036,500
                                                                   ----------         ---------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net realized gain from security transactions.....................    (104,043)               --
                                                                   ----------         ---------

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital
 share transactions (a)..........................................   5,324,737         4,522,748
                                                                   ----------         ---------
      TOTAL INCREASE IN NET ASSETS ..............................   2,758,534         5,559,248

NET ASSETS
Beginning of period..............................................   5,584,248            25,000
                                                                   ----------         ---------
END OF PERIOD (including accumulated net investment
  loss of $167,701 and $24,106, respectively)....................  $8,342,782        $5,584,248
                                                                   ==========        ==========

(a) A summary of capital shares transactions is as follows:

                                                       Year               November 1, 1996*
                                                       Ended                   through
                                                 September 30, 1998      September 30, 1997
                                                -------------------------------------------
                                                Shares        Value     Shares       Value
                                                ------        -----     ------       -----
      Shares sold............................  825,148    $10,967,878   473,170   $5,453,047
      Shares issued on reinvestment
            of distribution..................    8,307        102,677         -            -
      Shares redeemed........................ (446,620)    (5,745,818)  (84,805)    (930,299)
                                              --------    -----------   -------   ----------
      Net increase...........................  386,835    $ 5,324,737   388,365   $4,522,748
                                              ========    ===========   =======   ==========

* Commencement of operations.

See Notes to Financial Statements.

12
                      O'SHAUGHNESSY AGGRESSIVE GROWTH FUND


FINANCIAL HIGHLIGHTS

PER SHARE OPERATING PERFORMANCE
(FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

--------------------------------------------------------------------------------
                                                 Year          November 1, 1996*
                                                 Ended              through
                                          September 30, 1998  September 30, 1997
--------------------------------------------------------------------------------

Net asset value, beginning of period.........   $14.29             $10.00
                                                ------             ------
Income from investment operations:
  Net investment loss........................     (.15)              (.06)
  Net realized and unrealized gain (loss) on
    investments..............................    (3.21)              4.35
                                                ------             ------
Total from investment operations.............    (3.36)              4.29
                                                ------             ------

Less distributions:
  From net realized gains....................     (.20)              -
                                                ------             ------

Net asset value, end of period...............   $10.73             $14.29
                                                ======             ======

TOTAL RETURN ................................   (23.70%)            42.90%**

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions).........   $  8.3              $  5.6

Ratio of expenses to average net assets:
  Before expense reimbursement...............     2.24%              7.01%++
  After expense reimbursement................     2.00%              1.98%++

Ratio of net investment loss to average
net assets:
  Before expense reimbursement...............    (1.77%)            (6.41%)++
  After expense reimbursement................    (1.53%)            (1.39%)++

Portfolio turnover rate......................   206.30%            104.77%

++ Annualized.

*  Commencement of operations.

** Not Annualized.


See Notes to Financial Statements.

                      O'SHAUGHNESSY AGGRESSIVE GROWTH FUND


NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

     The O'Shaughnessy Aggressive Growth Fund (the "Fund") is a series of shares of O'Shaughnessy Funds, Inc., which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund began operations on November 1, 1996.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

      A. SECURITY VALUATION: The Fund's investments are carried at market value. Securities listed on an exchange or quoted on a National Market System are valued at the last sale price. Other securities are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Directors. Short-term investments are valued at amortized cost, which approximates market value.

      B. FEDERAL INCOME TAXES: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

      C. SECURITY TRANSACTIONS, DIVIDENDS AND DISTRIBUTIONS: Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses on securities sold are determined under the first-in, first-out cost basis.

      D. DEFERRED ORGANIZATION COSTS: The Fund has incurred expenses of $25,191 in connection with their organization. These costs have been deferred and are being amortized on a straight-line basis over a period of sixty months from the date the Fund commenced investment operations.

      E. USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     For the year ended September 30, 1998, O'Shaughnessy Capital Management, Inc. (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor was entitled during the fiscal year ended September 30, 1998 to a monthly fee at the annual rate of 1.00 % based upon the average daily net assets of the Fund. This fee was reduced to 0.74% effective October 5, 1998.

14
                      O'SHAUGHNESSY AGGRESSIVE GROWTH FUND


NOTES TO FINANCIAL STATEMENTS, CONTINUED
--------------------------------------------------------------------------------

     The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund or reimburse the Fund to the extent necessary to limit the Fund's aggregate annual operating expenses to 2.00% of average net assets (the "expense cap"). Any such reductions made by the Advisor in its fees or reimbursement of expenses with respect to the Fund are subject to recapture by the Advisor provided the Fund is able to effect such recapture while keeping total operating expenses at or below the annual expense cap, and that no recapture will be made after September 30, 2000. Any amounts reimbursed will have the effect of increasing fees otherwise paid by the Fund. For the year ended September 30, 1998, the Advisor reimbursed the Fund in the amount of $22,305. Cumulative reimbursed expenses subject to recapture by the Advisor amounted to $109,614 at September 30, 1998.

     Investment Company Administration, LLC (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund's expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee per portfolio at the following annual rate:

     Under $100 million - 0.10% of average daily net assets, subject to a minimum fee of $40,000 annually
     $100 to $200  million - 0.05% of average daily net assets
     Over $200 million - 0.03% of average daily net assets

     For the year ended September 30, 1998, the Administrator reduced its annual minimum fee to $10,683.

     First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

     Certain officers of the Fund are also officers and/or directors of the Administrator and the Distributor.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

     For the year ended September 30, 1998, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $23,823,505 and $18,639,999, respectively.

NOTE 5 - INCOME TAXES

At September 30, 1998, the cost of securities for income tax purposes was $10,536,919. Unrealized appreciation and depreciation of securities were as follows:

          Gross unrealized appreciation.............          $   270,511
          Gross unrealized depreciation.............           (2,498,636)
                                                              -----------
                Net unrealized depreciation.........          $(2,228,125)
                                                              ===========

                          INDEPENDENT AUDITOR'S REPORT




The Board of Directors and Shareholders
O'Shaughnessy Aggressive Growth Fund

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of O'Shaughnessy Aggressive Growth Fund as of September 30, 1998, the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for the year ended September 30, 1998 and for the period from November 1, 1996 (commencement of operations) to September 30, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of O'Shaughnessy Aggressive Growth Fund, as of September 30, 1998, the results of operations, the changes in net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles.



                                            /s/ McGladrey & Pullen, LLP


New York, New York
October 23, 1998

                 INVESTMENT ADVISOR
                     O'Shaughnessy Capital Management, Inc.
                     35 Mason Street
                     Greenwich, Connecticut 06830

                 ADMINISTRATOR
                     Investment Company Administration, LLC
                     4455 E. Camelback Road, Suite 261 E
                     Phoenix, Arizona 85018

                 DISTRIBUTOR
                     First Fund Distributors, Inc.
                     4455 E. Camelback Road, Suite 261 E
                     Phoenix, Arizona 85018

                 TRANSFER AGENT
                     Firstar Mutual Fund Services, LLC
                     615 E. Michigan Street
                     Milwaukee, Wisconsin 53202

                 INDEPENDENT AUDITOR
                     McGladrey & Pullen, LLP
                     555 Fifth Avenue
                     New York, New York 10017

                 LEGAL COUNSEL
                     Swidler Berlin Shereff Friedman, LLP
                     919 Third Avenue
                     New York, New York 10022

This report is intended for shareholders of O'Shaughnessy Aggressive Growth Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be more or less than their original cost. Statements and other information herein are dated and are subject to change.

                                 O'SHAUGHNESSY






                                                               35 Madison Street
                                                          Greenwich, Connecticut
                                                                           06830
                                                                     877-OSFUNDS
                                                                 www.osfunds.com

                                 O'SHAUGHNESSY




                                                                        BUILDING
                                                                   NEW STANDARDS
                                                                  FOR INVESTMENT
                                                                         SUCCESS





                          DOGS OF THE MARKET(TM) FUND
                                 ANNUAL REPORT
                              SEPTEMBER 30, 1998

                    O'SHAUGHNESSY DOGS OF THE MARKET(TM) FUND


November 3, 1998


Dear Fellow Shareholders,

Enclosed is the annual report for the O'Shaughnessy Dogs of the Market Fund. The report contains financial statements for the Fund during the year ended September 30, 1998 as well as the Fund's portfolio on that date.

The best thing that can be said about the past three months is that they are behind us. The third quarter of 1998 can now take its place of dubious honor--along with October of 1987 and the third quarter of 1990--in the rogue's gallery of market environments that make successful long-term investing such a challenge. From high to low, the average U.S. stock lost 49 percent of its value in a few short months. To give the swiftness of this fall perspective, in 1973 and 1974 it took investors TWO YEARS to inflict similar damage!

Between September 30, 1997 and September 30, 1998, the Dow Jones Industrial Average and the S&P 500 gained 0.46 percent and 9.05 percent respectively. For the same period, the O'Shaughnessy Dogs of the Market Fund gained 0.74 percent. As I write on November 3rd the fund has recovered significantly from the third quarter swoon, showing a gain of 3.94 percent for the year. Yet to focus on EITHER this short-term swoon or subsequent short-term recovery would be foolish. Short-term thinking only leads to horrible despair in downturns and unrealistic optimism in strongly rising markets. To stay the course, we must always focus on why we're investing in the first place--usually for our retirement or our children's education. In most circumstances, these are events that are at least five to ten years away.

Think about your world ten years ago. Did you have money invested in the stock market? If you did, find an old statement and compare it to the value of your portfolio today. If your account performed similar to the market averages, your overall wealth should be significantly higher today than it was ten years ago, even though the market crashed in 1987 and went into a free fall in the third quarter of 1990. Over short periods of time, stocks appear quite volatile, and the past ten years have seen exceptional market performance. Yet look again at that old account statement, and you'll be reminded that stocks have been an excellent investment for the patient, long-term investor. To help stay focused on the long-term, extend your gaze ten years into the future and consider the potential value of your portfolio if you stay the course with stocks. While past performance results cannot guarantee future results, even if stock market performance returns to its historical average, your portfolio could be worth substantially more than it is today.

This is a vital exercise, because it helps us reframe our expectations and focus on the potential value of our investments over a reasonable time horizon. Focus on semi-annual periods or fiscal quarters, and your chances of staying the course are slim. Quarters like the third quarter of 1998 would have us dashing for the exits. Conversely, times like the second quarter of 1997--when the Dogs of the Market Fund gained 11.43 percent--would have us reaching for the stars. In both instances, expecting that short-term trend to continue would be wrong. Because when we narrow our focus, we look at the CHANGE in our wealth rather than expected future value of our portfolios.
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2
                    O'SHAUGHNESSY DOGS OF THE MARKET(TM) FUND


As strategic investors, we've made a commitment to using strategies that have established themselves over time. The hard part of the deal is that in order to take advantage of market upswings we've got to hang on through market storms. We must stick to our strategies through thick and thin, because as much as we'd like to hope, market timing based on gut instincts isn't the best course. Indeed, I'm proud that we have stuck to our discipline in the face of such volatility. We'll never deviate from our strategies--and you'll never have to worry about us failing to use the strategy in which you invested.

Everyone at O'Shaughnessy Capital Management--from the company itself, to me, to every one of our employees--is invested in the O'Shaughnessy Funds. We've endured this rough patch together, and we hope to reap the rewards of long-term strategic investing together with you as well.


Sincerely,



/s/ James P. O'Shaughnessy
James P. O'Shaughnessy

                    O'SHAUGHNESSY DOGS OF THE MARKET(TM) FUND

 Comparison of the change in value of a $10,000 investment in the O'Shaughnessy
     Dogs of The Market Fund versus the S&P 500 Composite Stock Price Index, the Lipper Growth & Income Fund Index and the Dow Jones Industrial Average

                           Average Annual Total Return
                         Period ended September 30, 1998
                     1 Year .........................  0.74%
                     Since inception (11/1/96) ...... 10.29%


                                   S&P 500        Lipper
                O'Shaughnessy     Composite       Growth &       Dow Jones
                 Dogs of the     Stock Price    Income Fund     Industrial
                 Market Fund        Index          Index          Average
                -------------    -----------    -----------     ----------

01-Nov-96          10,000           10,000         10,000         10,000
31-Dec-96          10,032           10,560         10,540         10,745
31-Mar-97          10,072           10,842         10,717         11,027
30-Jun-97          11,223           12,729         12,221         12,907
30-Sep-97          11,974           13,684         13,244         13,426
31-Dec-97          12,624           14,080         13,372         13,425
31-Mar-98          13,629           16,041         14,900         15,000
30-Jun-98          13,396           16,570         14,929         15,322
30-Sep-98          12,063           14,921         13,067         13,491


Past performance is not predictive of future performance.

4

                    O'Shaughnessy Dogs of the Market(TM) Fund

TOP TEN PORTFOLIO HOLDINGS AT SEPTEMBER 30, 1998
--------------------------------------------------------------------------------
                                                           Percent of Net Assets
--------------------------------------------------------------------------------


            1) American Home Products Corporation...............  4.77%

            2) Eastman Kodak Company............................  4.44%

            3) Anheuser-Busch Companies, Inc....................  4.26%

            4) SBC Communications Inc...........................  4.23%

            5) ALLTEL Corporation...............................  4.03%

            6) Exxon Corporation................................  3.97%

            7) Chevron Corporation..............................  3.82%

            8) Emerson Electric Co..............................  3.82%

            9) Brown-Forman Corporation.........................  3.78%

           10) International Paper Company......................  3.77%

                                                                               5
                    O'SHAUGHNESSY DOGS OF THE MARKET(TM) FUND


PORTFOLIO OF INVESTMENTS AT SEPTEMBER 30, 1998
--------------------------------------------------------------------------------
  Shares       COMMON STOCKS: 99.60%                              Market Value
--------------------------------------------------------------------------------

               CANNED, FROZEN & PRESERVED FRUIT & VEGETABLES: 3.52%
  15,100       H.J. Heinz Company ...............................   $797,550
                                                                    --------

               CHEMICAL PRODUCTS: 2.59%
  19,892       Nalco Chemical Company ...........................    586,814
                                                                    --------

               COMMERCIAL BANKS: 2.63%
   7,031       J.P. Morgan & Company, Inc. ......................    594,998
                                                                    --------

               CONSUMER PACKAGED GOODS: 3.55%
  17,417       Philip Morris Companies, Inc. ....................    802,271
                                                                    --------

               DEPARTMENT STORES: 3.39%
  14,885       The May Department Stores Company ................    766,578
                                                                    --------

               DISTILLED AND BLENDED LIQUOR: 3.78%
  14,242       Brown - Forman Corporation .......................    854,520
                                                                    --------

               ELECTRIC LIGHTING, WIRING EQUIPMENT: 2.23%
  15,844       National Service Industries, Inc. ................    505,028
                                                                    --------

               FAMILY CLOTHING STORES: 0.07%
     379       Abercrombie & Fitch Co.* .........................     16,676
                                                                    --------

               FOOD AND KINDRED PRODUCTS: 2.83%
  23,791       ConAgra, Inc. ....................................    640,870
                                                                    --------

               GROCERY STORES: 2.96%
  17,975       Winn-Dixie Stores, Inc. ..........................    668,445
                                                                    --------

               HEAVY CONSTRUCTION: 1.77%
  29,041       Foster Wheeler Corporation .......................    399,314
                                                                    --------

               INDUSTRIAL MEASUREMENT INSTRUMENTS: 3.82%
  13,884       Emerson Electric Co. .............................    864,279
                                                                    --------

               INDUSTRIAL ORGANIC CHEMICALS: 2.23%
  15,286       International Flavors & Fragrances Inc. ..........    504,438
                                                                    --------

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6
                    O'SHAUGHNESSY DOGS OF THE MARKET(TM) FUND


PORTFOLIO OF INVESTMENTS AT SEPTEMBER 30, 1998, CONTINUED
--------------------------------------------------------------------------------
   Shares                                                          Market Value
--------------------------------------------------------------------------------

                MALT BEVERAGES: 4.26%
    17,868      Anheuser-Busch Companies, Inc. .................    $  964,872
                                                                    ----------

                MOTOR VEHICLE PARTS WHOLESALE SUPPLY: 3.08%
    23,176      Genuine Parts Company ..........................       696,729
                                                                    ----------

                MOTOR VEHICLES: 3.14%
    12,983      General Motors Corporation .....................       710,008
                                                                    ----------

                PAPER AND ALLIED PRODUCTS: 3.77%
    18,290      International Paper Company ....................       852,771
     9,614      Minnesota Mining & Manufacturing Company .......       708,432
                                                                    ----------
                                                                     1,561,203
                                                                    ----------

                PAPER MILLS: 2.85%
    15,908      Kimberly - Clark Corporation ...................       644,274
                                                                    ----------

                PETROLEUM REFINING: 10.87%
    10,293      Chevron Corporation ............................       865,255
    12,797      Exxon Corporation ..............................       898,189
    14,599      Royal Dutch Petroleum Company ..................       695,277
                                                                    ----------
                                                                     2,458,721
                                                                    ----------
                PHARMACEUTICAL PREPARATIONS: 4.77%
    20,615      American Home Products Corporation .............     1,079,711
                                                                    ----------

                PHONE COMMUNICATIONS: 11.55%
    19,227      ALLTEL Corporation .............................       910,879
    12,775      AT&T Corporation ...............................       746,539
    21,530      SBC Communications Inc. ........................       956,739
                                                                    ----------
                                                                     2,614,157
                                                                    ----------
                PHOTOGRAPHIC EQUIPMENT: 4.44%
    13,004      Eastman Kodak Company ..........................     1,005,372
                                                                    ----------

                PLASTIC & SYNTHENTIC MATERIALS: 6.58%
    13,111      E.I. DuPont de Nemours and Company .............       735,854
    31,509      Rubbermaid, Inc. ...............................       754,247
                                                                    ----------
                                                                     1,490,101
                                                                    ----------

                                                                               7
                    O'SHAUGHNESSY DOGS OF THE MARKET(TM) FUND


PORTFOLIO OF INVESTMENTS AT SEPTEMBER 30, 1998, CONTINUED
--------------------------------------------------------------------------------
  Shares                                                            Market Value
--------------------------------------------------------------------------------

           TOBACCO: 2.79%
  21,359   UST, Inc.........................................        $   631,425
                                                                    -----------

           WOMEN'S CLOTHING STORES: 3.00%
  30,951   The Limited, Inc.................................            678,988
                                                                    -----------


           Total Common Stocks (cost $24,035,168)...........         22,537,342
                                                                    -----------


Principal Amount     SHORT-TERM INVESTMENTS: 0.60%
--------------------------------------------------------------------------------

32,000     American Family Holdings, Inc. Demand Note,
           4.9628%, due 10/1/1998+..................................     32,000
34,294     Firstar Bank Demand Note, 5.0937%, due 10/1/1998+........     34,294
28,985     Warner Lambert Demand Note, 4.9630%, due 10/1/1998+......     28,985
41,232     Wisconsin Electric Demand Note, 4.9628%, due 10/1/1998+..     41,232
                                                                    -----------

           Total Short-Term Investments (cost $136,511).............    136,511
                                                                    -----------

           Total Investments in Securities (cost
            $24,171,679): 100.20% .................................. 22,673,853
           Other Liabilities less Assets: (.20)%....................    (46,643)
                                                                    -----------
           TOTAL NET ASSETS: 100.0% ................................$22,627,210
                                                                    ===========

* Non-income producing security.

+ Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of September 30, 1998.

See Notes to Financial Statements.

8
                    O'SHAUGHNESSY DOGS OF THE MARKET(TM) FUND


STATEMENT OF ASSETS AND LIABILITIES AT SEPTEMBER 30, 1998
--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at value (identified
    cost $24,171,679).............................................. $22,673,853
  Receivables:
    Portfolio securities sold .....................................     164,538
    Fund shares sold ..............................................      30,696
    Dividends and interest ........................................      67,790
    Other .........................................................       2,751
  Deferred organization costs .....................................      15,570
  Prepaid expenses and other ......................................      25,700
                                                                    -----------
      Total assets ................................................  22,980,898
                                                                    -----------

LIABILITIES
  Payables:
    Portfolio securities purchased ................................     274,749
    Fund shares repurchased .......................................      30,630
    Advisory fee ..................................................      19,718
    Administration fee ............................................       1,813
  Accrued expenses ................................................      26,778
                                                                    -----------
      Total liabilities ...........................................     353,688
                                                                    -----------
NET ASSETS ........................................................ $22,627,210
                                                                    ===========

  NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   [$22,627,210/1,984,197shares outstanding;
   25,000,000,000 shares (par value $.0001) authorized] ........... $     11.40
                                                                    ===========

SOURCE OF NET ASSETS
      Paid-in capital ............................................. $23,522,530
      Undistributed net investment income .........................     193,467
      Undistributed net realized gain on investment transactions ..     409,039
      Net unrealized depreciation of investments ..................  (1,497,826)
                                                                    -----------
            Net assets ............................................ $22,627,210
                                                                    ===========

See Notes to Financial Statements.

                    O'Shaughnessy Dogs of the Market(TM) Fund

STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED SEPTEMBER 30, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Income:
    Dividends (net of foreign witholding tax of $3,210) ........... $   450,954
    Interest ......................................................      10,655
                                                                    -----------
      Total income ................................................     461,609
                                                                    -----------
  Expenses:
    Advisory fees .................................................     126,357
    Custodian and accounting fees .................................      31,141
    Administration fees ...........................................      17,512
    Registration fees .............................................      17,442
    Transfer agent fees ...........................................      16,749
    Reports to shareholders .......................................      15,370
    Professional fees .............................................      11,385
    Directors' fees ...............................................       6,004
    Other .........................................................       5,761
    Amortization of organization costs ............................       5,041
                                                                    -----------
      Total expenses ..............................................     252,762
                                                                    -----------

         NET INVESTMENT INCOME ....................................     208,847
                                                                    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain from security transactions ....................     408,727
  Net change in unrealized depreciation of investments ............  (1,760,280)
                                                                    -----------
      Net realized and unrealized loss on investments .............  (1,351,553)
                                                                    -----------
         NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS...... $(1,142,706)
                                                                    ===========

See Notes to Financial Statements.

10
                    O'Shaughnessy Dogs of the Market(TM) Fund


STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------
                                                 Year          November 1, 1996*
                                                 Ended              through
                                          September 30, 1998  September 30, 1997
--------------------------------------------------------------------------------

INCREASE IN NET ASSETS FROM
OPERATIONS
Net investment income......................... $   208,847        $   55,370
Net realized gain on security transactions....     408,727           444,294
Net change in unrealized (depreciation)
  appreciation of investments.................  (1,760,280)          262,454
                                               -----------        ----------
    NET (DECREASE) INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS................  (1,142,706)          762,118
                                               -----------        ----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income.........................     (69,959)             (791)
Net realized gain from security transactions..    (443,982)                -
                                               -----------        ----------
    TOTAL DIVIDENDS AND DISTRIBUTIONS TO
     SHAREHOLDERS ............................    (513,941)             (791)
                                               -----------        ----------

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
 capital shares transactions (a)..............  17,035,794         6,461,736
                                               -----------        ----------
    TOTAL INCREASE IN NET ASSETS .............  15,379,147         7,223,063

NET ASSETS
Beginning of period...........................   7,248,063            25,000
                                               -----------        ----------
END OF PERIOD (including undistributed net
 investment income of $193,467and $54,579,
 respectively)................................ $22,627,210        $7,248,063
                                               ===========        ==========

(a) A summary of capital shares transactions is as follows:

                                Year                      November 1, 1996*
                                Ended                          through
                           September 30, 1998             September 30, 1997
                        -------------------------------------------------------
                          Shares           Value         Shares         Value
                          ------           -----         ------         -----
Shares sold...........  2,072,680      $25,664,085      695,230      $7,496,135
Shares issued on
 reinvestment of
 distributions........     42,247          504,011           66             662
Shares redeemed.......   (736,926)      (9,132,302)     (91,600)     (1,035,061)
                        ---------      -----------      -------      ----------
Net increase..........  1,378,001      $17,035,794      603,696      $6,461,736
                        =========      ===========      =======      ==========

* Commencement of operations.

See Notes to Financial Statements.

                                                                              11
                    O'SHAUGHNESSY DOGS OF THE MARKET(TM) FUND


FINANCIAL HIGHLIGHTS

PER SHARE OPERATING PERFORMANCE
(FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


--------------------------------------------------------------------------------
                                                Year          November 1, 1996*
                                                Ended              through
                                          September 30, 1998  September 30, 1997
--------------------------------------------------------------------------------

Net asset value, beginning of period........    $11.96             $10.00
                                                ------             ------
Income from investment operations:
  Net investment income.....................       .10                .10
  Net realized and unrealized gain on
   investments..............................       .02               1.87
                                                ------             ------
Total from investment operations............       .12               1.97
                                                ------             ------

Less distributions:
  From net investment income................      (.09)              (.01)
  From net capital gains....................      (.59)              (.00)
                                                ------             ------
Total distributions.........................      (.68)              (.01)
                                                ------             ------

Net asset value, end of period..............    $11.40             $11.96
                                                ======             ======

TOTAL RETURN ...............................      0.74%             19.74%**

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)........     $22.6               $7.2

Ratio of expenses to average net assets:
  Before expense reimbursement..............      1.46%              4.28%++
  After expense reimbursement...............      1.46%              1.99%++

Ratio of net investment income (loss) to
average net assets:
  Before expense reimbursement..............      1.24%             (0.51%)++
  After expense reimbursement...............      1.24%              1.78%++

Portfolio turnover rate.....................     44.35%            118.44%

*  Commencement of operations.

** Not Annualized.

++ Annualized.

See Notes to Financial Statements.

12

                    O'SHAUGHNESSY DOGS OF THE MARKET(TM) FUND


NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

     The O'Shaughnessy Dogs of the Market Fund (the "Fund") is a series of shares of O'Shaughnessy Funds, Inc., which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund began operations on November 1, 1996.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

      A. SECURITY VALUATION: The Fund's investments are carried at market value. Securities listed on an exchange or quoted on a National Market System are valued at the last sale price. Other securities are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Directors. Short-term investments are valued at amortized cost, which approximates market value.

      B. FEDERAL INCOME TAXES: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

      C. SECURITY TRANSACTIONS, DIVIDENDS AND DISTRIBUTIONS: Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses on securities sold are determined under the first-in, first-out cost basis.

      D. DEFERRED ORGANIZATION COSTS: The Fund has incurred expenses of $25,191 in connection with their organization. These costs have been deferred and are being amortized on a straight-line basis over a period of sixty months from the date the Fund commenced investment operations.

      E. USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     For the year ended September 30, 1998, O'Shaughnessy Capital Management, Inc. (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.74 % based upon the average daily net assets of the Fund.

     The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund or reimburse the Fund to the extent necessary to limit the Fund's aggregate annual operating

                                                                              13
                    O'SHAUGHNESSY DOGS OF THE MARKET(TM) FUND


NOTES TO FINANCIAL STATEMENTS, CONTINUED
--------------------------------------------------------------------------------

expenses to 2.00% of average net assets (the "expense cap"). Any such reductions made by the Advisor in its fees or reimbursement of expenses with respect to the Fund are subject to recapture by the Advisor provided the Fund is able to effect such recapture while keeping total operating expenses at or below the annual expense cap, and that no recapture will be made after September 30, 2000. Any amounts reimbursed will have the effect of increasing fees otherwise paid by the Fund. For the year ended September 30, 1998, no reimbursements were required. Cumulative reimbursed expenses subject to recapture by the Advisor amounted to $71,199 at September 30, 1998.

     Investment Company Administration, LLC (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund's expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee per portfolio at the following annual rate:

     Under $100 million - 0.10% of average daily net assets, subject to a minimum fee of $40,000 annually
     $100 to $200 million - 0.05% of average daily net assets
     Over $200 million - 0.03% of average daily net assets

     For the year ended September 30, 1998, the Administrator voluntarily reduced its annual minimum fee to $17,512.

     First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

     Certain officers of the Fund are also officers and/or directors of the Administrator and the Distributor.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

     For the year ended September 30, 1998, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $24,099,676 and $7,406,963, respectively.

NOTE 5 - INCOME TAXES

     At September 30, 1998, the cost of securities for income tax purposes was $24,287,483. Unrealized appreciation and depreciation of securities were as follows:

               Gross unrealized appreciation...................     $ 1,022,268
               Gross unrealized depreciation...................      (2,635,898)
                                                                    -----------
                     Net unrealized depreciation...............     $(1,613,630)
                                                                    ===========

                          INDEPENDENT AUDITOR'S REPORT




The Board of Directors and Shareholders
O'Shaughnessy Dogs of the Market Fund

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of O'Shaughnessy Dogs of the Market Fund as of September 30, 1998, the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for the year ended September 30, 1998 and for the period from November 1, 1996 (commencement of operations) to September 30, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of O'Shaughnessy Dogs of the Market Fund, as of September 30, 1998, the results of operations, the changes in net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles.


                                        /s/ McGladrey & Pullen, LLP


New York, New York
October 23, 1998

                 INVESTMENT ADVISOR
                     O'Shaughnessy Capital Management, Inc.
                     35 Mason Street
                     Greenwich, Connecticut 06830

                 ADMINISTRATOR
                     Investment Company Administration, LLC
                     4455 E. Camelback Road, Suite 261 E
                     Phoenix, Arizona 85018

                 DISTRIBUTOR
                     First Fund Distributors, Inc.
                     4455 E. Camelback Road, Suite 261 E
                     Phoenix, Arizona 85018

                 TRANSFER AGENT
                     Firstar Mutual Fund Services, LLC
                     615 E. Michigan Street
                     Milwaukee, Wisconsin 53202

                 INDEPENDENT AUDITOR
                     McGladrey & Pullen, LLP
                     555 Fifth Avenue
                     New York, New York 10017

                 LEGAL COUNSEL
                     Swidler Berlin Shereff Friedman, LLP
                     919 Third Avenue
                     New York, New York 10022


This report is intended for shareholders of O'Shaughnessy Dogs of the Market(TM) Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be more or less than their original cost. Statements and other information herein are dated and are subject to change.

                                 O'SHAUGHNESSY






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                                                          Greenwich, Connecticut
                                                                           06830
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